OTHER ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER ACCRUED LIABILITIES (Tables)
Lease liability - short term	$ 601	$ 673
Product warranty	432	371
Sales return reserve	71	61
Other taxes	180	109
Other	129	93
Other accrued liabilities	$ 1,413	$ 1,307